UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                ------------------

      This Amendment (Check only one):    |_|  is a restatement
                                          |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       Magnetar Investment Management, LLC
Address:    1603 Orrington Avenue
            Evanston, IL  60201


Form 13F File Number:       028-11795
                     ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:


     /s/ Michael Turro                Evanston,  IL           May 15, 2008
------------------------------      ------------------      ---------------
        [Signature]                   [City, State]             [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                     --------------------------

Form 13F Information Table Entry Total:                         84
                                                     --------------------------

Form 13F Information Table Value Total:                      $211,145
                                                     --------------------------
                                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None

                                              MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                          FORM 13F
                                                Quarter Ended March 31, 2008

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                               CLASS                         VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
                               ------                        ------    --------  ---   ----  ----------   ------   ----------------
NAME OF ISSUER                 TITLE               CUSIP    (X$1,000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
--------------                 -----               -----    ---------  -------   ---   ----  ----------  --------  ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED TECHNLGS I    CL A             004329108    3804     1207519    SH           SOLE              1207519
-----------------------------------------------------------------------------------------------------------------------------------
ALLOY INC                       NEW COM          019855303    3126      425272    SH           SOLE               425272
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN PUBLIC EDUCATION IN    COM              02913V103    4478      147462    SH           SOLE               147462
-----------------------------------------------------------------------------------------------------------------------------------
AMERISTAR CASINOS INC           COM              03070Q101    2766      151586    SH           SOLE               151586
-----------------------------------------------------------------------------------------------------------------------------------
AMTRUST FINANCIAL SERVICES I    COM              032359309    3137      193540    SH           SOLE               193540
-----------------------------------------------------------------------------------------------------------------------------------
ATLAS AMER INC                  COM              049167109    2502       41399    SH           SOLE                41399
-----------------------------------------------------------------------------------------------------------------------------------
BALLY TECHNOLOGIES INC          COM              05874B107    5496      160045    SH           SOLE               160045
-----------------------------------------------------------------------------------------------------------------------------------
BARRIER THERAPEUTICS INC        COM              06850R108    4407     1292342    SH           SOLE              1292342
-----------------------------------------------------------------------------------------------------------------------------------
BENIHANA INC                    CL A             082047200     758       67227    SH           SOLE                67227
-----------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING INC         COM              112463104    2095       87638    SH           SOLE                87638
-----------------------------------------------------------------------------------------------------------------------------------
CARDIODYNAMICS INTL CORP        COM              141597104      20       79281    SH           SOLE                79281
-----------------------------------------------------------------------------------------------------------------------------------
CDC CORP                        SHS A            G2022L106     347       98188    SH           SOLE                98188
-----------------------------------------------------------------------------------------------------------------------------------
COLDWATER CREEK INC             COM              193068103    1953      386799    SH           SOLE               386799
-----------------------------------------------------------------------------------------------------------------------------------
COPA HOLDINGS SA                CL A             P31076105    3211       84243    SH           SOLE                84243
-----------------------------------------------------------------------------------------------------------------------------------
CROCS INC                       COM              227046109    3852      220469    SH           SOLE               220469
-----------------------------------------------------------------------------------------------------------------------------------
EMCOR GROUP INC                 COM              29084Q100    2102       94650    SH           SOLE                94650
-----------------------------------------------------------------------------------------------------------------------------------
EMERGENCY MEDICAL SVCS CORP     CL A             29100P102    1525       61781    SH           SOLE                61781
-----------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC                     COM NEW          29444U502    1802       27098    SH           SOLE                27098
-----------------------------------------------------------------------------------------------------------------------------------
EURAND N V                      SHS              N31010106    3867      255571    SH           SOLE               255571
-----------------------------------------------------------------------------------------------------------------------------------
FALCONSTOR SOFTWARE INC         COM              306137100    3713      487965    SH           SOLE               487965
-----------------------------------------------------------------------------------------------------------------------------------
FGX INTERNATIONAL HLDGS LTD     ORD SHS          G3396L102     714       59661    SH           SOLE                59661
-----------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP                 COM PAR $0.01    346091705    1869       38184    SH           SOLE                38184
-----------------------------------------------------------------------------------------------------------------------------------
GAIAM INC                       CL A             36268Q103    5255      303399    SH           SOLE               303399
-----------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD                 COM              367299104    1886     1451068    SH           SOLE              1451068
-----------------------------------------------------------------------------------------------------------------------------------
GREATBATCH INC                  COM              39153L106    3052      165792    SH           SOLE               165792
-----------------------------------------------------------------------------------------------------------------------------------
GREIF INC                       CL A             397624107    2926       43067    SH           SOLE                43067
-----------------------------------------------------------------------------------------------------------------------------------
GRILL CONCEPTS INC              COM NEW          398502203    1385      367450    SH           SOLE               367450
-----------------------------------------------------------------------------------------------------------------------------------
HACKETT GROUP INC               COM              404609109     120       30761    SH           SOLE                30761
-----------------------------------------------------------------------------------------------------------------------------------
HARSCO CORP                     COM              415864107    3340       60310    SH           SOLE                60310
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH GRADES INC               COM              42218Q102    3341      632722    SH           SOLE               632722
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHEXTRAS INC                COM              422211102    5191      208983    SH           SOLE               208983
-----------------------------------------------------------------------------------------------------------------------------------
HITTITE MICROWAVE CORP          COM              43365Y104    3221       86068    SH           SOLE                86068
-----------------------------------------------------------------------------------------------------------------------------------
HORNBECK OFFSHORE SVCS INC N    COM              440543106    2763       60497    SH           SOLE                60497
-----------------------------------------------------------------------------------------------------------------------------------
HUNT J B TRANS SVCS INC         COM              445658107    2389       76006    SH           SOLE                76006
-----------------------------------------------------------------------------------------------------------------------------------
HYPERCOM CORP                   COM              44913M105    2769      637907    SH           SOLE               637907
-----------------------------------------------------------------------------------------------------------------------------------
INTELLON CORP                   COM              45816W504    1574      319994    SH           SOLE               319994
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOGY GRP NE    COM              46145F105    4009       86809    SH           SOLE                86809
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOOLS INC                  COM              46145P103    5165      469936    SH           SOLE               469936
-----------------------------------------------------------------------------------------------------------------------------------
JAMBA INC                       *W EXP 06/28/200 47023A119      45      187500    SH           SOLE               187500
-----------------------------------------------------------------------------------------------------------------------------------
JOS A BANK CLOTHIERS INC        COM              480838101    1634       79710    SH           SOLE                79710
-----------------------------------------------------------------------------------------------------------------------------------
KINTERA INC                     COM              49720P506    1178     2031702    SH           SOLE              2031702
-----------------------------------------------------------------------------------------------------------------------------------
LEMAITRE VASCULAR INC           COM              525558201     506      155620    SH           SOLE               155620
-----------------------------------------------------------------------------------------------------------------------------------
LIFE TIME FITNESS INC           COM              53217R207    3158      101197    SH           SOLE               101197
-----------------------------------------------------------------------------------------------------------------------------------
LIONBRIDGE TECHNOLOGIES INC     COM              536252109    4815     1437372    SH           SOLE              1437372
-----------------------------------------------------------------------------------------------------------------------------------
LIONS GATE ENTMNT CORP          COM NEW          535919203    2630      269775    SH           SOLE               269775
-----------------------------------------------------------------------------------------------------------------------------------
LIVEDEAL INC                    COM              538144106     271       80800    SH           SOLE                80800
-----------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                  COM              538146101    4721     1523005    SH           SOLE              1523005
-----------------------------------------------------------------------------------------------------------------------------------
MACYS INC                       COM              55616P104    1487       64491    SH           SOLE                64491
-----------------------------------------------------------------------------------------------------------------------------------
MATRIX SVC CO                   COM              576853105    3438      200140    SH           SOLE               200140
-----------------------------------------------------------------------------------------------------------------------------------
MDC PARTNERS INC                CL A SUB VTG     552697104    2629      361644    SH           SOLE               361644
-----------------------------------------------------------------------------------------------------------------------------------
METROPCS COMMUNICATIONS INC     COM              591708102    3802      223673    SH           SOLE               223673
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMEDIA GAMES INC            COM              625453105    2534      474615    SH           SOLE               474615
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS HLDGS CORP               COM              67020Q107    2798      115612    SH           SOLE               115612
-----------------------------------------------------------------------------------------------------------------------------------
NUANCE COMMUNICATIONS INC       COM              67020Y100    2916      167510    SH           SOLE               167510
-----------------------------------------------------------------------------------------------------------------------------------
ON ASSIGNMENT INC               COM              682159108    1078      169739    SH           SOLE               169739
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS INC         COM              684010101    2134      103050    SH           SOLE               103050
-----------------------------------------------------------------------------------------------------------------------------------
ORTHOVITA INC                   COM              68750U102    6221     2411211    SH           SOLE              2411211
-----------------------------------------------------------------------------------------------------------------------------------
PERFICIENT INC                  COM              71375U101     971      122242    SH           SOLE               122242
-----------------------------------------------------------------------------------------------------------------------------------
POKERTEK INC                    COM              730864105    1096      287637    SH           SOLE               287637
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE GAMING INTL CORP    COM              74332S102    3081     1453458    SH           SOLE              1453458
-----------------------------------------------------------------------------------------------------------------------------------
PROS HOLDINGS INC               COM              74346Y103    2969      236543    SH           SOLE               236543
-----------------------------------------------------------------------------------------------------------------------------------
PSYCHIATRIC SOLUTIONS INC       COM              74439H108    3367       99273    SH           SOLE                99273
-----------------------------------------------------------------------------------------------------------------------------------
RESTORE MEDICAL INC             COM              76128C100     379      473925    SH           SOLE               473925
-----------------------------------------------------------------------------------------------------------------------------------
SKILLED HEALTHCARE GROUP INC    CL A             83066R107    2290      208598    SH           SOLE               208598
-----------------------------------------------------------------------------------------------------------------------------------
SONIC SOLUTIONS                 COM              835460106     377       39045    SH           SOLE                39045
-----------------------------------------------------------------------------------------------------------------------------------
SOUNDBITE COMMUNICATIONS INC    COM              836091108     625      127550    SH           SOLE               127550
-----------------------------------------------------------------------------------------------------------------------------------
TELETECH HOLDINGS INC           COM              879939106    2664      118625    SH           SOLE               118625
-----------------------------------------------------------------------------------------------------------------------------------
THINK PARTNERSHIP INC           COM              88409N101    3197     3365671    SH           SOLE              3365671
-----------------------------------------------------------------------------------------------------------------------------------
THORATEC CORP                   COM NEW          885175307     572       40000    SH           SOLE                40000
-----------------------------------------------------------------------------------------------------------------------------------
TRUE RELIGION APPAREL INC       COM              89784N104    3180      171404    SH           SOLE               171404
-----------------------------------------------------------------------------------------------------------------------------------
ULTIMATE SOFTWARE GROUP INC     COM              90385D107    4159      138366    SH           SOLE               138366
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA CLEAN HLDGS INC           COM              90385V107    2000      204105    SH           SOLE               204105
-----------------------------------------------------------------------------------------------------------------------------------
UNITED WESTN BANCORP INC        COM              913201109    3683      205740    SH           SOLE               205740
-----------------------------------------------------------------------------------------------------------------------------------
VIRTUSA CORP                    COM              92827P102    2907      297872    SH           SOLE               297872
-----------------------------------------------------------------------------------------------------------------------------------
VISTAPRINT LIMITED              SHS              G93762204    3911      111899    SH           SOLE               111899
-----------------------------------------------------------------------------------------------------------------------------------
VOCUS INC                       COM              92858J108    3252      123199    SH           SOLE               123199
-----------------------------------------------------------------------------------------------------------------------------------
VOLCANO CORPORATION             COM              928645100    2679      214300    SH           SOLE               214300
-----------------------------------------------------------------------------------------------------------------------------------
WAVE SYSTEMS CORP               COM NEW          943526301     291      300000    SH           SOLE               300000
-----------------------------------------------------------------------------------------------------------------------------------
WEBSITE PROS INC                COM              94769V105    2703      274995    SH           SOLE               274995
-----------------------------------------------------------------------------------------------------------------------------------
WORKSTREAM INC                  COM              981402100    1271     1765851    SH           SOLE              1765851
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WRIGHT MED GROUP INC            COM              98235T107    2166       89728    SH           SOLE                89728
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ZILA INC                        COM PAR $0.01    989513205     108      632853    SH           SOLE               632853
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ZIX CORP                        COM              98974P100     356       92000    SH   CALL    SOLE                92000
-----------------------------------------------------------------------------------------------------------------------------------
ZIX CORP                        COM              98974P100    2964      765789    SH           SOLE               765789
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